The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.2%
FHLMC Multifamily - 28.0%
Pool KF97, 0.33%, VAR ICE LIBOR USD 1 Month+0.220%, 11/25/2030	$999,924	$1,002,961
Pool KF95, 0.38%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/2030	2,499,823	2,509,687
Pool K720, IO, 0.52%, 08/25/2022 (a)(b)	15,335,688	56,627
Pool KSMC, IO, 0.68%, 01/25/2023 (a)(b)	1,614,007	19,591
Pool K024, IO, 0.79%, 09/25/2022 (a)(b)	1,717,019	16,922
Pool KJ29, 1.41%, 11/25/2027	2,100,000	2,085,954
Pool KSG1, 1.50%, 09/25/2030	1,250,000	1,209,035
Pool KJ33, 1.57%, 07/25/2032	1,000,000	1,003,755
Pool K123, 1.62%, 12/25/2030	1,500,000	1,461,471
Pool K1514, 2.86%, 10/25/2034	2,300,000	2,425,740
Pool K092, 3.13%, 10/25/2028	3,182,244	3,460,196
Pool WN0011, 3.38%, 04/01/2030	765,006	835,444
Pool WA0500, 3.48%, 03/01/2047	2,457,877	2,518,844
Pool WA3207, 3.60%, 04/01/2030	2,185,122	2,435,024
Pool K088, 3.69%, 01/25/2029	1,000,000	1,136,351
		22,177,602

FHLMC Single Family - 3.3%
Pool Q41874, 3.00%, 07/01/2046	1,470,174	1,552,794
Pool RA1853, 3.00%, 12/01/2049	1,023,451	1,067,649
		2,620,443

FNMA Multifamily - 8.4%
Pool AM0126, 2.68%, 08/01/2022	1,444,141	1,472,338
Pool AN6185, 2.93%, 07/01/2024	1,293,691	1,351,543
Pool AN5657, 3.30%, 07/01/2032	367,056	402,941
Pool AM5986, 3.44%, 06/01/2026	1,071,058	1,179,188

The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face Amount	Market Value
Description
Pool 469683, 3.54%, 11/01/2021	$665,852	$668,882
Pool AM5197, 4.20%, 01/01/2030	1,400,958	1,607,588
		6,682,480

FNMA Single Family - 18.3%
Pool CA7479, 2.00%, 10/01/2050	1,234,353	1,231,568
Pool CA7480, 2.00%, 10/01/2050	1,148,396	1,147,578
Pool CA8444, 2.00%, 12/01/2050	1,282,360	1,281,843
Pool AS7484, 3.00%, 06/01/2046	805,168	850,289
Pool BC0962, 3.00%, 06/01/2046	912,284	957,541
Pool AS7476, 3.00%, 07/01/2046	473,081	498,413
Pool AS7647, 3.00%, 07/01/2046	759,941	794,347
Pool AS7653, 3.00%, 07/01/2046	1,467,455	1,546,517
Pool AS8262, 3.00%, 10/01/2046	793,545	835,248
Pool AS8465, 3.00%, 12/01/2046	643,114	677,409
Pool CA4927, 3.00%, 01/01/2050	704,955	743,560
Pool AS8734, 3.50%, 01/01/2047	1,000,204	1,071,033
Pool AS9369, 3.50%, 03/01/2047	481,917	515,795
Pool AS9360, 3.50%, 04/01/2047	578,686	618,021
Pool CA0819, 3.50%, 11/01/2047	785,368	834,790
Pool CA1158, 3.50%, 02/01/2048	535,872	570,374
Pool CA1985, 4.00%, 06/01/2048	329,863	356,275
		14,530,601

GNMA Multifamily - 1.7%
Pool 2017-135, 2.60%, 08/16/2058	666,056	687,914
Pool 2017-74, 2.60%, 09/16/2058	667,803	688,849
		1,376,763

The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)
	Face	Market
Description	Amount	Value
GNMA Single Family - 1.4%
Pool G2 AU1835, 3.00%, 08/20/2046	$417,991	$436,957
Pool G2 AU1762, 3.50%, 07/20/2046	657,421	698,482
		1,135,439

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $47,523,980)		48,523,328

MORTGAGE-BACKED SECURITIES - 27.8%
FRESB Mortgage Trust
0.99%, 07/25/2040 (a)	998,475	975,935
1.03%, 04/25/2040 (a)	1,428,007	1,429,542
1.12%, 06/25/2040 (a)	3,079,624	3,015,442
1.49%, 01/25/2031 (a)	2,000,000	1,978,247
2.13%, 11/25/2039 (a)	1,933,522	1,986,708
2.21%, 12/25/2029 (a)	1,980,725	1,982,808
2.25%, 12/25/2039 (a)	987,945	988,487
2.42%, 09/25/2029 (a)	2,082,346	2,064,340
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022 (a)	557,293	573,668
2.94%, 09/25/2027 (a)	655,031	670,973
2.96%, 10/25/2027 (a)	813,416	839,341
3.19%, 12/25/2025 (a)	859,467	888,373
3.42%, , VAR LIBOR USD 1 Month+3.420% 09/25/2038	791,186	814,800
3.88%, , VAR ICE LIBOR USD 1 Month+3.880% 08/25/2038	1,808,339	1,835,403
FRESB Multifamily Structured Pass-Through Certificates
0.83%, 09/25/2040 (a)	1,996,341	1,983,913

TOTAL MORTGAGE-BACKED SECURITIES
(COST $22,063,273)		22,027,980

The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
MUNICIPAL BONDS - 3.6%
Massachusetts - 0.8%
Massachusetts Housing Finance Agency, RB
1.08%, 06/01/2024	130,000	130,216
1.10%, 06/01/2022	55,000	55,312
1.18%, 12/01/2024	100,000	99,808
1.23%, 06/01/2025	90,000	89,117
1.25%, 06/01/2023	135,000	136,189
1.30%, 12/01/2023	65,000	65,643
1.33%, 12/01/2025	85,000	83,747
		660,032

Michigan - 0.8%
Michigan State Housing Development Authority, RB
0.95%, 06/01/2021	150,000	150,102
1.05%, 12/01/2021	200,000	200,645
1.10%, 06/01/2022	300,000	301,688
		652,435

New Jersey - 1.3%
New Jersey Housing & Mortgage Finance Agency, RB
1.06%, 04/01/2023	1,000,000	1,001,440

New York - 0.7%
New York City, Housing Development Authority, RB
3.02%, 11/01/2022	525,000	547,307

TOTAL MUNICIPAL BONDS
(COST $2,835,000)		2,861,214

The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
ASSET-BACKED SECURITY - 0.0%
Hertz Fleet Lease Funding
2.13%, 04/10/2031 (c)	$5,124	$5,134

TOTAL ASSET-BACKED SECURITY
(COST $5,065)		5,134

SHORT-TERM INVESTMENT - 7.1%
Short-Term Investment - 7.1%
Fidelity Institutional Government Portfolio, Cl I, 0.01% (d)	5,603,315	5,603,315

TOTAL SHORT-TERM INVESTMENT
(COST $5,603,315)		5,603,315

TOTAL INVESTMENTS (COST $78,030,633) - 99.6%		79,020,971
OTHER ASSETS AND LIABILITIES - 0.4%		300,639
NET ASSETS - 100.0%		$79,321,610

A list of the open futures contracts held by the Fund at March 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(77)	Jun-2021	$(10,288,724)	$(10,082,188)	$206,536
U.S. 5-Year Treasury Note	60	Jul-2021	7,498,850	7,403,906	(94,944)
U.S. Long Treasury Bond	(15)	Jun-2021	(2,398,312)	(2,318,906)	79,406
Ultra 10-Year U.S. Treasury Note	(58)	Jun-2021	(8,605,112)	(8,333,875)	271,237
			$(13,793,298)	$(13,331,063)	$462,235

The Community Development Fund
March 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)
Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2021 was $5,134 and represents 0.0% of Net Assets.

(d)	Rate shown is the 7-day effective yield as of March 31, 2021.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
USD — United States Dollar
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2021

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$48,523,328	$—	$48,523,328
Mortgage-Backed Securities	—	22,027,980	—	22,027,980
Municipal Bonds	—	2,861,214	—	2,861,214
Asset-Backed Security	—	5,134	—	5,134
Short-Term Investment	5,603,315	—	—	5,603,315
Total Investments in Securities	$5,603,315	$73,417,656	$—	$79,020,971

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$557,180	$–	$–	$557,180
Unrealized Depreciation	(94,944)	–	–	(94,944)
Total Other Financial Instruments	$462,236	$–	$–	$462,236

* Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as ‘‘----‘‘ are $0.